Equity	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Equity
16	Equity

(a)	Capital
The capital comprises 42,447,349 Class A shares and 14,466,239 Class B shares with a par value of US$ 0.00005 each.
The Class A common shares have been approved for listing on the Nasdaq Global Select Market, or Nasdaq, under the symbol “VINP.” Vinci has two classes of common shares: Class A common shares and our Class B common shares.
Class B common shares carry rights that are identical to the Class A common shares, except that (1) holders of Class B common shares are entitled to 10 votes per share, whereas holders of our Class A common shares are entitled to one vote per share; (2) holders of Class B common shares have certain conversion rights; (3) holders of Class B common shares are entitled to preemptive rights in the event that additional Class A common shares are issued in order to maintain their proportional ownership interest; and (4) Class B common shares shall not be listed on any stock exchange and will not be publicly traded.

The Entity’s shareholders as of December 31, 2023 and 2022 are presented in the table below:

Shareholders	12/31/2022 Quantity	Subscribed	Transferred	Repurchased	12/31/2023 Quantity
Gilberto Sayão da Silva (Class B Common shares)	14,466,239	—	—	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A common shares)	8,226,422	—	—	—	8,226,422
Public Float (Class A common shares)	13,438,636	—	753,991	(1,724,152)	12,468,475
Other Shareholders (Class A common shares)	18,949,439	—	(331,758)	—	18,617,681
Treasury shares (Class A common shares)	1,832,852	—	(422,233)	1,724,152	3,134,771

Total	56,913,588	—	—	—	56,913,588
Series A Convertible preferred shares (*)	—	100,000	—	—	100,000

Total	—	100,000	—	—	100,000

(*) The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.
Fair value option of convertible preferred shares
As informed on note 14 (i), when the initial carrying amount of a compound financial instrument is allocated to its equity and liability components, the equity component is assigned the residual amount after deducting from the fair value of the instrument determined for the liability component. As of December 31, 2023, the fair value of the stock option and the amount of transaction cost that are allocated to the equity are R$ 34,141 and 1,958, respectively.

(b)	Transactions costs
Transactions costs comprises the expenses incurred by the Entity in connection with the IPO.

(c)	Retained earnings
Retained earnings comprises the net profit generated by the Entity which were not distributed to their shareholders or approved to be distributed by the Entity management.

(d)	Other reserves
Other reserves are comprised by the following operations:

(i)	Exchange variation on investees
Comprises the exchange variation in investments made on investees which have a functional currency other than Brazilian Reais, the Entity functional currency. When a foreign operation is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(ii)	Share-based payments
Benefits to its employees through a share-based incentive.

(e)	Dividends
On February 10, 2023, Vinci declared a quarterly dividend distribution of US$ 0.17 per common share to shareholders as of February 28, 2023, totalizing US$ 9,328 (R$ 49,015), paid on March 9, 2023.
On May 11, 2023, Vinci declared a quarterly dividend distribution of US$ 0.16 per common share to shareholders as of May 25, 2023, totalizing US$ 8,729 (R$ 43,651), paid on June 9, 2023.
On August 10, 2023, Vinci declared a quarterly dividend distribution of US$ 0.20 per common share to shareholders as of August 24, 2023, totalizing US$ 10,826 (R$ 53,312), paid on September 5, 2023.
On November 7, 2023, Vinci declared a quarterly dividend distribution of US$ 0.17 per common share to shareholders as of November 22, 2023, totalizing US$ 9,142 (R$ 44,496), paid on December 6, 2023.
Once dividends are declared and approved by the board of directors, they will be paid on proportional basis to the owners of the common shares.

(f)	Treasury shares
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within the additional paid-in
capital.
On May 6, 2021, the Company announced the adoption of its share repurchase program in an aggregate amount of up to R$ 85 million (the “Repurchase Program”). The Repurchase Program may be executed in compliance with Rule
10b-18
under the Exchange Act. The program shall be permitted to commence after the date it is publicly disclosed and does not have a specified expiration date. Buybacks shall be made from time-to-time
in the open market and negotiated purchases. The specific prices, numbers of shares and timing of purchase transactions shall be determined by the Company from time to time in its sole discretion.
On September 14, 2021, the Company intended to benefit from the affirmative defense provided by Rule
10b5-1
promulgated by the Securities and Exchange Commission under the Securities Exchange Act of 1934. The Repurchase Program previously approved comply with the requirements of Rule
10b5-1
and will be carried out exclusively by J.P. Morgan Securities LLC (“JPMS”). JPMS acts as agent on behalf of Vinci and in accordance with the following terms:

•	The program is permitted to commence on October 1, 2021 and does not have a specified expiration date.

•	Buybacks shall be made in compliance with Rule 10b5-1(c)(1) under the Exchange Act;

•	The Repurchase Program respects the total amount of up to R$85 million, as previously approved.
On June 16, 2022, the Company announced a share buyback plan and a share repurchase plan to buy back up to R$60.0 million of the Company’s outstanding Class A common shares across both plans. These plans were approved to replace the share repurchase plans approved by our board of directors on May 6, 2021 and September 15, 2021, which expired on May 31st, 2022. The plans commenced immediately and did not have a specific expiration date (other than when the R$60.0 million buyback limit is reached).
Under the share buyback plan, buybacks may be made from
time-to-time
in an open market and negotiated purchases, effective immediately, in compliance with SEC Rule
10b-18.
The specific prices, numbers of shares and timing of purchase transactions will be determined by the Company from time to time in its sole discretion. Additionally, repurchases will be carried out by the agent of the Company from time-to-time
in open market and negotiated purchases, in compliance with SEC Rule
10b5-1.

On February 14, 2023, the Company announced a new share buyback plan and a share repurchase plan to buy back up to R$60.0 million of the Company’s outstanding Class A common shares across both plans. The new buyback and repurchase plans will commence on the expiration date of the legacy plans and will not have specified expiration dates (other than when the R$60.0 million buyback limit is reached).
From January 1, 2023, to October 23, 2023, 1,724,152 Class A common shares were repurchased, in the amount of R$ 81,951. As detailed in Note 24, 57,413 shares were vested as part of the Restricted Shares Unit Plan. In December 2023 the Company holds 3,134,771 Class A common shares in treasury.
In October 2023, the Company suspended for undetermined time the Repurchase Program, in compliance with SEC Rule
10b5-1.

(g)	Basic and diluted earnings per share

a) Basic earning per share	2023	2022	2021
From continuing operations attributable to the ordinary equity holders of the Entity	4.02	3.89	3.77

Total basic earning per share attributable to the ordinary equity holders of the Entity	4.02	3.89	3.77

b) Diluted earning per share	2023	2022	2021
From continuing operations attributable to the ordinary equity holders of the Entity	3.85	3.84	3.77

Total basic earning per share attributable to the ordinary equity holders of the Entity	3.85	3.84	3.77

c) Reconciliations of earnings used in calculating earnings per share
Basic earnings per share:	2023	2022	2021
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share:
From continuing operations	220,608	219,417	208,615

	220,608	219,417	208,615

Diluted earnings per share	2023	2022	2021
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share	220,608	219,417	208,615

Used in calculating diluted earnings per share	220,608	219,417	208,615

d) Weighted average number of share used as the denominator	2023	2022	2021
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share:	54,903,764	56,356,293	55,387,859
Adjustments for calculation of diluted earnings per share:	501,807	792,815	—

Weighted average number of ordinary shares/quotas and potential ordinary shares used as the denominator in calculating diluted earnings per share	55,405,572	57,149,108	55,387,859